Subsequent Events - Additional Information (Detail) - USD ($)	Dec. 08, 2016	Nov. 23, 2016	Nov. 09, 2016	Jul. 02, 2012	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 28, 2014
Subsequent Event [Line Items]
Common stock, par value					$ 0.001	$ 0.001	$ 0.001
Purchase price per share					$ 0.0045	$ 0.0045
Letter of Credit
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity								$ 5,000,000
Credit facility agreement, term				1 year
Subsequent Event
Subsequent Event [Line Items]
Additional number of common stock purchase by underwriters from exercising option		877,500
Common stock sold by underwriters from exercising option		877,500
Net proceed received from underwriter option exercise after deducting underwriting discounts and commissions		$ 9,073,000
Subsequent Event | Initial Public Offering
Subsequent Event [Line Items]
Common stock, shares issued			11,700,000
Common stock, par value			$ 0.001
Purchase price per share			11.00
Share price, net of underwriting discount			$ 10.34
Net proceed received from IPO after deducting underwriting discounts and commissions			$ 120,978,000
Additional common stock, shares issued to underwriters			877,500
Underwriters option granted period			30 days
Subsequent Event | Jeffries Finance LLC | Letter of Credit
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 10,000,000
Fronting fee per annum, percent	0.25%
Subsequent Event | Jeffries Finance LLC | Senior Secured Revolving Credit Facility
Subsequent Event [Line Items]
Line of credit facility, maximum borrowing capacity	$ 45,000,000
Credit facility agreement, term	3 years
Facility termination date	Dec. 08, 2019
Percentage of commitment fee	0.375%
Default rate, additional to interest rate	2.00%
Subsequent Event | Jeffries Finance LLC | Senior Secured Revolving Credit Facility | ABR
Subsequent Event [Line Items]
Default rate, additional to interest rate	2.00%
Subsequent Event | Jeffries Finance LLC | Senior Secured Revolving Credit Facility | ABR | Minimum
Subsequent Event [Line Items]
Interest rate	2.00%
Subsequent Event | Jeffries Finance LLC | Senior Secured Revolving Credit Facility | ABR | Maximum
Subsequent Event [Line Items]
Interest rate	3.00%
Subsequent Event | Jeffries Finance LLC | Senior Secured Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Minimum
Subsequent Event [Line Items]
Interest rate	3.00%
Subsequent Event | Jeffries Finance LLC | Senior Secured Revolving Credit Facility | London Interbank Offered Rate (LIBOR) | Maximum
Subsequent Event [Line Items]
Interest rate	4.00%